SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 14:-	SHAREHOLDERS' EQUITY

a.	The Ordinary shares of the Company are listed on the NASDAQ Global Select Market in the United States and are traded on the Tel-Aviv Stock Exchange in Israel.

b.	Issuance of Ordinary shares:

On December 23, 2010, the Company issued 3,287,616 Ordinary shares at a price of $ 6.5 per share and in a total amount of $ 20,290 net of issuance expenses. The shares were issued to institutional investors in a private placement. In addition, certain of the purchasers received warrants to purchase up to an aggregate of 1,134,231 Ordinary shares at an exercise price of $ 8.26 per share.  The warrants are exercisable as of six months from the date of issuance, have a term of three years, and the exercise price is subject to future adjustment for various events, such as stock splits or dividend distributions.

c.	Stock Option Plans:

Under the Company's 1991, 2000 and 2007 Stock Option Plans, as amended (collectively, "the Plans"), options may be granted to employees, officers, directors and consultants of the Company and its subsidiaries. Pursuant to the 1991, 2000 and 2007 Stock Option Plans, the Company reserved for issuance 6,750,000, 4,600,000 and 1,500,000 Ordinary shares, respectively. As of December 31, 2011, an aggregate of 523,249 Ordinary shares of the Company are still available for future grants under the Plans. Each option granted under the Plans is exercisable for a period of ten years from the date of the grant of the option. The 2000 Plan expired on May 5, 2010 and the 2007 Plan will expire on August 1, 2017. No options were granted under the 1991 Plan after July 31, 2001. The exercise price for each option is determined by the Board of Directors and set forth in the Company's award agreement. Unless determined otherwise by the Board of Directors, the option exercise price shall be equal to or higher than the share market price at the grant date. The options generally vest over three-four years. Any option that is forfeited or canceled before expiration becomes available for future grants under the Plans.

A summary of employee option activity under the Plans as of December 31, 2011 and changes during the year ended December 31, 2011 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2011	1,664,188	$2.02	6.49	$6,928
Granted	300,000	4.00
Exercised	(580,414)	1.56
Forfeited	(27,895)	1.15

Outstanding at December 31, 2011	1,355,879	$2.31	6.46	$3,416

Exercisable at December 31, 2011	694,913	$2.55	4.33	$1,680

Vested and expected to vest at December 31, 2011	1,286,149	$2.63	6.32	$3,280

A summary of employee option activity under the Plans as of December 31, 2011, included in previous table, whose vesting is contingent upon meeting various departmental and Company wide performance goals, including revenue growth and net gain index is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2011	177,916	$1.59	7.32	$816

Exercised	(38,666)	$2.13

Outstanding at December 31, 2011	139,250	$1.44	6.55	$519
Exercisable at December 31, 2011	76,750	$1.57	6.37	$276
Vested and expected to vest at December 31, 2011	136,367	$1.45	6.55	$507

A summary of employee option activity under the Plans as of December 31, 2009 and 2010 and changes during the years ended on those dates, are as follows:

	Year ended December 31,
	2009		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	2,390,045	$2.31	1,927,199	$2.28
Granted	350,000	$0.88	498,000	$1.44
Exercised	(42,546)	$1.36	(685,564)	$1.95
Forfeited	(770,300)	$1.79	(75,447)	$5.59

Outstanding at end of year	1,927,199	$2.28	1,664,188	$2.02

Exercisable at end of year	1,512,823	$2.56	933,688	$2.59

Vested and expected to vest at December 31, 2009 and 2010, respectively	1,881,429	$2.31	1,583,891	$2.06

During 2007 and 2008, the Company granted certain executives and other key employees, options to purchase 825,000 Ordinary shares and 100,000 Ordinary shares, respectively, with vesting contingent upon meeting various departmental and company wide performance goals, including revenue growth and net gain index. The options have an exercise price equal to the fair market value of the Company's Ordinary shares on the date of grant, contingently vest over a period of four years, and are for a term of ten years. The fair value of those options was estimated on the date of grant using the same option valuation model used for the other options granted. If such goals are not met, no compensation cost is recognized and any recognized compensation cost is reversed. The inputs for expected volatility, expected dividends, expected term and risk-free rate used in estimating those options' fair value are the same as those noted in the table related to options issued under the Plans.

On November 4, 2009, as part of a termination agreement, the Company extended the exercise period of outstanding options to purchase 62,500 Ordinary shares for an additional one year period from date of termination. The Company accounted for the period extension as a modification and recorded an additional compensation expense of $ 10, during 2009.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $ 0.87, $ 1.88 and $ 4, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount is changed based on the market value of the Company's Ordinary shares. Total intrinsic value of options exercised for the years ended December 31, 2009, 2010 and 2011 was $ 26, $ 1,895 and $ 2,197, respectively. As of December 31, 2011, there was $ 882 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plans. This cost is expected to be recognized over a period of approximately four years.

The options outstanding as of December 31, 2011, have been separated into ranges of exercise price categories, as follows:

Exercise price	Options outstanding as of December 31, 2011	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable as of December 31, 2011	Weighted average exercise price of exercisable options
In $
0-1	112,654	6	$0.21	67,654	$0.35
1.01-2	318,131	5	$1.38	204,167	$1.41
2.01-3	329,000	8	$2.29	156,998	$2.31
3.01-4	474,791	8	$3.90	144,791	$3.80
4.01-5	96,303	2	$4.06	96,303	$4.06
5.01-6	25,000	2	$5.95	25,000	$5.95

	1,355,879	5	$2.27	694,913	$2.51

d.	Accumulated other comprehensive income:

	December 31,
	2009	2010	2011

Accumulated realized and unrealized gain on available-for-sale securities, net	$267	$218	$145
Accumulated foreign currency translation adjustments	(198)	218	(152)
Unrealized gain (loss) on derivative instruments, net	5	11	(12)

Total other comprehensive income	$74	$447	$(19)

e.	On December 30, 2009, the Company declared a dividend distribution of $ 0.50 per share ($ 15,974 in the aggregate) which was paid on January 25, 2010.